Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) € in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Document Fiscal Year Focus		2018	2018
Income (Loss) from Equity Method Investments		$ (2,222,000)		$ 11,361,000	$ 5,224,000
Investments in and Advances to Affiliates, at Fair Value		46,858,000		5,114,000
Equity method investments		144,435,000		159,647,000
Impairment on affiliated company		17,500,000		0	2,500,000
Equity Method Investments, additional investment through convertible bonds		7,538,000		4,964,000	19,277,000
Deconsolidation, Gain (Loss), Amount		41,891,000		0	7,032,000
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		11,340,000		9,579,000	6,157,000
Equity method investments		$ 73,001,000		65,799,000
Equity method investment ownership percentage		50.00%
Proceeds from Dividends Received		$ 4,138,000		9,374,000
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		50.00%
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (2,077,000)		1,734,000	2,047,000
Equity method investments		$ 19,631,000		21,708,000
Equity method investment ownership percentage		50.00001%
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		49.99999%
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 10,102,000		6,427,000	4,253,000
Equity method investments		25,259,000
Proceeds from Dividends Received		10,610,000
Subsidiary F
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		43,350,000		0
Equity method investments				27,927,000
Company G
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 3,476,000		0
Ownership interest acquired by noncontrolling interest		41.00%	41.00%
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (6,275,000)		(4,129,000)	(872,000)
Equity method investments		$ 8,724,000		15,000,000
Ownership percentage in subsidiaries		33.00%
Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (9,737,000)		0	0
Equity method investments		$ 8,266,000		18,003,000
Ownership interest acquired by noncontrolling interest		3.00%	3.00%
Ownership percentage in subsidiaries		77.00%
Impairment on affiliated company		$ 9,737,000
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		(5,575,000)		(2,250,000)	$ (6,361,000)
Equity method investments		9,554,000		11,210,000
Company H
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 32,000		$ 5,114,000
Ownership percentage in subsidiaries		71.00%
Strategic Investor | Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Payments to Acquire Additional Interest in Subsidiaries		$ 2,800,000	€ 2,500
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%